Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents, and Short-Term Investments [Abstract]
Cash and cash equivalents and short-term investments	Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Deposits with financial institutions, governments and government-related bodies	4,850.4	5,558.5
Investments in money market funds	6,379.2	6,222.2
Bank accounts	1,506.3	1,135.3
Cash and cash equivalents	12,735.9	12,916.0

Deposits with financial institutions, governments and government-related bodies	5.4	405.9
Short-term investments	5.4	405.9